Summary of Significant Accounting Policies - Narative (Details) (USD $)	0 Months Ended		3 Months Ended			12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Dec. 31, 2012 Property	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Property		Dec. 31, 2011 Property Joint_Ventures	Dec. 31, 2010 Property	Jul. 27, 2011	Jul. 26, 2011
Accounting Policies [Line Items]
Number of properties with impairment indicators (in properties)						7		0
Real estate investment property, net, with impairment indicators			$ 46,700,000			$ 46,700,000
Number of properties with impairment indicators with undiscounted future cash flows in excess of carrying amount			6			6
Number of properties impaired (in properties)						2			1
Impairment of real estate assets			3,700,000		2,000,000	5,742,000		0	4,500,000
Restricted cash			10,206,000			10,206,000		11,811,000
Assets			3,289,536,000			3,289,536,000		3,430,322,000
Sale of stock, percentage of ownership percentage sold	100.00%	100.00%
Proceeds from sale of marketable securities						21,178,000		18,769,000	0
Impairment of joint venture investment				1,200,000		1,156,000	[1]	0	0
Number of unconsoidated joint venture investments with impairment indicators (in joint ventures)								0
Amortization of deferred financing costs						7,333,000		7,195,000	6,580,000
Due to affiliates			1,937,000			1,937,000		1,069,000
Common stock, shares authorized			240,000,000			240,000,000		240,000,000
Preferred stock, shares authorized			10,000,000			10,000,000		10,000,000
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01		$ 0.01
Redeemable common stock			121,000			121,000		14,482,000
Dividend reinvestment plan, reinvestment share price (in dollars per share)						$ 9.35
Share price										$ 9.35	$ 8.05
Daily distributions payable amount per share			$ 0.001707848
Independent director's stock option plan
Accounting Policies [Line Items]
Stock options, outstanding (in shares)			45,000			45,000		45,000
Stock options granted, weighted average exercise price (in dollars per share)			$ 9.12			$ 9.12		$ 9.12
Maximum
Accounting Policies [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding						3.00%
Advisors
Accounting Policies [Line Items]
Due to affiliates			1,900,000			1,900,000		1,100,000
Unconsolidated joint ventures
Accounting Policies [Line Items]
Assets								59,300,000
Notes payable								$ 34,100,000
Unconsolidated properties
Accounting Policies [Line Items]
Number of square feet in a multi-tenant retail building (in square feet)			386,000			386,000
Building
Accounting Policies [Line Items]
Acquired real estate asset, useful life						40 years

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.